CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 11,995,415	$ 1,838,378	¥ 6,573,808
Restricted cash	815,906	125,043	1,145,477
Short-term investments	7,328,719	1,123,175	3,052,726
Accounts receivables, net	334,529	51,269	1,295,766
Amounts due from related parties	333,539	51,117	47,964
Other receivables and prepayments, net	2,286,359	350,400	2,897,893
Loan receivables, net	27,258	4,177	306,115
Inventories	7,642,509	1,171,266	7,708,292
Assets held for sale	408,748	62,643
Total current assets	31,172,982	4,777,468	23,028,041
Property and equipment, net	13,584,459	2,081,909	11,256,810
Deposits for property and equipment	73,718	11,298	101,800
Land use rights, net	6,062,792	929,164	5,541,108
Intangible assets, net	333,022	51,038	337,310
Investments in equity method investees	1,949,787	298,818	3,112,952
Other investments	2,861,034	438,472	2,002,756
Other long-term assets	100,328	15,376	608,073
Amounts due from related parties			102,000
Goodwill	593,662	90,983	236,711
Deferred tax assets, net	628,267	96,286	539,561
Right-of-use assets, net	1,580,763	242,263	1,715,556
Total assets	58,940,814	9,033,075	48,582,678
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB136,359 and RMB42,615 as of December 31, 2019 and 2020, respectively)	15,191,313	2,328,171	13,792,200
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB458,894 and RMB 281,260 as of December 31, 2019 and 2020, respectively)	1,558,891	238,911	1,233,165
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,090,910 and RMB 2,720,520 as of December 31, 2019 and 2020, respectively)	7,696,996	1,179,616	6,534,575
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,820 and nil as of December 31, 2019 and 2020, respectively)	444,100	68,061	532,788
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB244,323 and RMB 289,815 as of December 31, 2019 and 2020, respectively)	334,431	51,254	405,994
Short-term loans (Including short-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	1,043,426	159,912	1,093,645
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB17,697 and RMB1,157 as of December 31,2019 and 2020, respectively)	299,791	45,945	333,268
Total current liabilities	26,568,948	4,071,870	23,925,635
Long-term loans (Including long-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)			64,515
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB36,385 and RMB 31,773 as of December 31, 2019 and 2020, respectively)	432,995	66,359	165,098
Deferred income - noncurrent (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB21 as of December 31, 2019 and 2020, respectively)	1,070,891	164,121	782,068
Operating lease liabilities - noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,743 and RMB4,501 as of December 31,2019 and 2020, respectively)	1,360,946	208,574	1,395,665
Other long term liabilities (Including other long term liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	121,245	18,582
Total liabilities	29,555,025	4,529,506	26,332,981
SHAREHOLDERS' EQUITY:
Additional paid-in capital	10,816,185	1,657,653	9,959,497
Retained earnings	17,740,415	2,718,838	11,924,228
Accumulated other comprehensive loss	(58,954)	(9,036)	(56,656)
Total Vipshop Holdings Limited shareholders' equity	28,497,734	4,367,469	21,827,156
Non-controlling interests	888,055	136,100	422,541
Total shareholders' equity	29,385,789	4,503,569	22,249,697
Total liabilities and shareholders' equity	58,940,814	9,033,075	48,582,678
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	77	12	76
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	11
Total shareholders' equity			¥ 11